Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Minimum future rental payments required under operating leases

2012	$175,388
2013	173,006
2014	171,647
2015	168,799
2016	168,231
2017 and thereafter	3,814,189

$4,671,260